Federated Hermes Adjustable Rate Fund
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—60.7%
		Federal Home Loan Mortgage Corporation—27.0%
$ 106,517		REMIC, Series 2380, Class FL, 1.475% (1-month USLIBOR +0.600%), 11/15/2031	$ 107,412
114,415		REMIC, Series 2434, Class FA, 1.875% (1-month USLIBOR +1.000%), 3/15/2032	116,871
40,933		REMIC, Series 2448, Class FA, 1.875% (1-month USLIBOR +1.000%), 1/15/2032	41,725
43,309		REMIC, Series 2452, Class FC, 1.875% (1-month USLIBOR +1.000%), 1/15/2032	44,147
136,612		REMIC, Series 2459, Class FP, 1.875% (1-month USLIBOR +1.000%), 6/15/2032	139,273
35,959		REMIC, Series 2470, Class EF, 1.875% (1-month USLIBOR +1.000%), 3/15/2032	36,731
161,970		REMIC, Series 2475, Class F, 1.875% (1-month USLIBOR +1.000%), 2/15/2032	165,426
123,756		REMIC, Series 2475, Class FD, 1.425% (1-month USLIBOR +0.550%), 6/15/2031	125,007
100,066		REMIC, Series 2480, Class NF, 1.875% (1-month USLIBOR +1.000%), 1/15/2032	102,144
35,407		REMIC, Series 2498, Class AF, 1.875% (1-month USLIBOR +1.000%), 3/15/2032	36,168
3,532,749		REMIC, Series 2906, Class FN, 1.225% (1-month USLIBOR +0.350%), 12/15/2034	3,545,912
126,842		REMIC, Series 3085, Class UF, 1.325% (1-month USLIBOR +0.450%), 12/15/2035	127,771
283,800		REMIC, Series 3156, Class HF, 1.360% (1-month USLIBOR +0.485%), 8/15/2035	286,131
461,757		REMIC, Series 3208, Class FD, 0.797% (1-month USLIBOR +0.400%), 8/15/2036	462,598
449,277		REMIC, Series 3208, Class FG, 1.275% (1-month USLIBOR +0.400%), 8/15/2036	450,095
102,485		REMIC, Series 3213, Class GF, 1.305% (1-month USLIBOR +0.430%), 9/15/2036	103,145
651,936		REMIC, Series 3284, Class AF, 1.185% (1-month USLIBOR +0.310%), 3/15/2037	650,752
931,269		REMIC, Series 3314, Class FE, 0.667% (1-month USLIBOR +0.270%), 5/15/2037	923,865
874,092		REMIC, Series 3346, Class FT, 1.225% (1-month USLIBOR +0.350%), 10/15/2033	876,763
302,014		REMIC, Series 3380, Class FP, 1.225% (1-month USLIBOR +0.350%), 11/15/2036	303,268
366,460		REMIC, Series 3550, Class GF, 1.625% (1-month USLIBOR +0.750%), 7/15/2039	372,382
495,898		REMIC, Series 3556, Class FA, 1.785% (1-month USLIBOR +0.910%), 7/15/2037	504,888
188,587		REMIC, Series 3593, Class CF, 1.475% (1-month USLIBOR +0.600%), 2/15/2036	190,308
1,251,937		REMIC, Series 4242, Class F, 1.275% (1-month USLIBOR +0.400%), 8/15/2043	1,254,858
2,242,350		REMIC, Series 4508, Class CF, 1.275% (1-month USLIBOR +0.400%), 9/15/2045	2,252,183
5,541,860		REMIC, Series 4584, Class NF, 1.375% (1-month USLIBOR +0.500%), 5/15/2046	5,560,910
6,799,682		REMIC, Series 4685, Class FA, 1.275% (1-month USLIBOR +0.400%), 5/15/2047	6,824,256
1,947,579		REMIC, Series 4752, Class PF, 1.175% (1-month USLIBOR +0.300%), 11/15/2047	1,940,886
5,180,695		REMIC, Series 4793, Class FD, 1.175% (1-month USLIBOR +0.300%), 6/15/2048	5,143,199
5,147,274		REMIC, Series 4803, Class FA, 1.175% (1-month USLIBOR +0.300%), 6/15/2048	5,110,095
781,606		REMIC, Series 4829, Class FA, 1.125% (1-month USLIBOR +0.250%), 7/15/2037	779,732
1,352,539		REMIC, Series 4915, Class FG, 1.456% (1-month USLIBOR +0.450%), 9/25/2049	1,358,626
963,344		REMIC, Series 4921, Class FN, 1.456% (1-month USLIBOR +0.450%), 10/25/2049	969,727
614,641		REMIC, Series 4959, Class JF, 1.456% (1-month USLIBOR +0.450%), 3/25/2050	617,023
7,519,277		REMIC, Series 4983, Class FJ, 1.456% (1-month USLIBOR +0.450%), 6/25/2050	7,514,268
2,842,418		REMIC, Series 4998, Class KF, 0.934% (SOFR +0.350%), 8/25/2050	2,842,345
		TOTAL	51,880,890
		Federal National Mortgage Association—26.5%
108,183		REMIC, Series 2001-32, Class FA, 1.556% (1-month USLIBOR +0.550%), 7/25/2031	109,260
49,167		REMIC, Series 2001-57, Class FA, 1.456% (1-month USLIBOR +0.450%), 6/25/2031	49,354
39,469		REMIC, Series 2001-62, Class FC, 1.656% (1-month USLIBOR +0.650%), 11/25/2031	39,996
50,667		REMIC, Series 2001-71, Class FS, 1.606% (1-month USLIBOR +0.600%), 11/25/2031	51,286
176,612		REMIC, Series 2002-7, Class FG, 1.906% (1-month USLIBOR +0.900%), 1/25/2032	179,776
84,932		REMIC, Series 2002-8, Class FA, 1.686% (1-month USLIBOR +0.750%), 3/18/2032	86,381
111,371		REMIC, Series 2002-52, Class FG, 1.506% (1-month USLIBOR +0.500%), 9/25/2032	112,330

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 278,761		REMIC, Series 2002-58, Class FG, 2.006% (1-month USLIBOR +1.000%), 8/25/2032	$ 284,858
45,299		REMIC, Series 2002-60, Class FH, 2.006% (1-month USLIBOR +1.000%), 8/25/2032	46,289
90,158		REMIC, Series 2002-77, Class FA, 1.936% (1-month USLIBOR +1.000%), 12/18/2032	92,116
37,227		REMIC, Series 2002-77, Class FG, 1.486% (1-month USLIBOR +0.550%), 12/18/2032	37,637
114,444		REMIC, Series 2005-67, Class FM, 1.356% (1-month USLIBOR +0.350%), 8/25/2035	114,834
1,709,985		REMIC, Series 2005-95, Class FH, 1.306% (1-month USLIBOR +0.300%), 11/25/2035	1,712,525
138,768		REMIC, Series 2006-11, Class FB, 1.306% (1-month USLIBOR +0.300%), 3/25/2036	139,164
2,799,591		REMIC, Series 2006-42, Class CF, 1.456% (1-month USLIBOR +0.450%), 6/25/2036	2,819,951
1,541,577		REMIC, Series 2006-50, Class FE, 1.068% (1-month USLIBOR +0.400%), 6/25/2036	1,543,832
522,374		REMIC, Series 2006-65, Class DF, 1.356% (1-month USLIBOR +0.350%), 7/25/2036	523,362
201,393		REMIC, Series 2006-76, Class QF, 1.406% (1-month USLIBOR +0.400%), 8/25/2036	202,421
1,365,606		REMIC, Series 2006-81, Class FA, 1.355% (1-month USLIBOR +0.350%), 9/25/2036	1,371,219
687,442		REMIC, Series 2006-85, Class PF, 1.386% (1-month USLIBOR +0.380%), 9/25/2036	691,659
2,423,647		REMIC, Series 2006-90, Class FE, 1.455% (1-month USLIBOR +0.450%), 9/25/2036	2,442,833
567,439		REMIC, Series 2006-103, Class FB, 1.406% (1-month USLIBOR +0.400%), 10/25/2036	568,881
1,150,278		REMIC, Series 2006-123, Class CF, 1.266% (1-month USLIBOR +0.260%), 1/25/2037	1,150,080
1,957,791		REMIC, Series 2006-W1, Class 2AF1, 1.225% (1-month USLIBOR +0.220%), 2/25/2046	1,934,145
91,589		REMIC, Series 2007-20, Class F, 1.266% (1-month USLIBOR +0.260%), 3/25/2037	91,578
1,097,227		REMIC, Series 2007-71, Class WF, 1.456% (1-month USLIBOR +0.450%), 7/25/2037	1,105,236
238,063		REMIC, Series 2007-88, Class FW, 1.556% (1-month USLIBOR +0.550%), 9/25/2037	237,352
59,018		REMIC, Series 2007-102, Class FA, 1.576% (1-month USLIBOR +0.570%), 11/25/2037	59,855
274,358		REMIC, Series 2008-69, Class FB, 2.006% (1-month USLIBOR +1.000%), 6/25/2037	281,482
35,077		REMIC, Series 2008-75, Class DF, 2.256% (1-month USLIBOR +1.250%), 9/25/2038	36,031
477,412		REMIC, Series 2009-78, Class UF, 1.776% (1-month USLIBOR +0.770%), 10/25/2039	486,932
798,037		REMIC, Series 2009-87, Class FX, 1.756% (1-month USLIBOR +0.750%), 11/25/2039	810,649
919,998		REMIC, Series 2009-87, Class HF, 1.856% (1-month USLIBOR +0.850%), 11/25/2039	937,966
1,358,893		REMIC, Series 2009-106, Class FN, 1.756% (1-month USLIBOR +0.750%), 1/25/2040	1,381,282
395,589		REMIC, Series 2010-39, Class EF, 1.526% (1-month USLIBOR +0.520%), 6/25/2037	399,779
2,448,599		REMIC, Series 2010-68, Class BF, 1.506% (1-month USLIBOR +0.500%), 7/25/2040	2,472,378
1,582,267		REMIC, Series 2011-4, Class PF, 1.556% (1-month USLIBOR +0.550%), 2/25/2041	1,595,895
417,256		REMIC, Series 2012-65, Class FB, 1.526% (1-month USLIBOR +0.520%), 6/25/2042	420,654
1,238,577		REMIC, Series 2012-122, Class LF, 1.406% (1-month USLIBOR +0.400%), 11/25/2042	1,243,750
1,632,533		REMIC, Series 2012-130, Class DF, 1.406% (1-month USLIBOR +0.400%), 12/25/2042	1,636,409
1,763,136		REMIC, Series 2014-20, Class FB, 1.406% (1-month USLIBOR +0.400%), 4/25/2044	1,771,943
1,255,033		REMIC, Series 2016-32, Class FA, 1.406% (1-month USLIBOR +0.400%), 10/25/2034	1,260,390
944,319		REMIC, Series 2016-83, Class FA, 1.506% (1-month USLIBOR +0.500%), 11/25/2046	952,687
1,938,585		REMIC, Series 2018-15, Class JF, 1.306% (1-month USLIBOR +0.300%), 3/25/2048	1,932,682
2,886,719		REMIC, Series 2018-70, Class HF, 1.355% (1-month USLIBOR +0.350%), 10/25/2058	2,897,507
2,170,952		REMIC, Series 2019-33, Class FB, 1.456% (1-month USLIBOR +0.450%), 7/25/2049	2,181,052
551,570		REMIC, Series 2019-41, Class FC, 1.456% (1-month USLIBOR +0.450%), 8/25/2049	554,674
1,829,304		REMIC, Series 2019-42, Class LF, 1.356% (1-month USLIBOR +0.350%), 8/25/2049	1,837,173
5,796,866		REMIC, Series 2020-27, Class FD, 1.455% (1-month USLIBOR +0.450%), 5/25/2050	5,837,171
2,221,513		REMIC, Series 2020-34, Class FA, 1.455% (1-month USLIBOR +0.450%), 6/25/2050	2,237,407
		TOTAL	50,964,103
		Government National Mortgage Association—6.3%
358,576		REMIC, Series 2012-42, Class HF, 1.297% (1-month USLIBOR +0.370%), 3/20/2042	358,901
1,556,726		REMIC, Series 2014-2, Class BF, 1.277% (1-month USLIBOR +0.350%), 1/20/2044	1,561,066
2,401,830		REMIC, Series 2015-119, Class FN, 1.177% (1-month USLIBOR +0.250%), 8/20/2045	2,389,336
3,538,016		REMIC, Series 2018-125, Class AF, 1.177% (1-month USLIBOR +0.250%), 9/20/2048	3,525,104

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 4,301,094		REMIC, Series 2018-168, Class KF, 1.277% (1-month USLIBOR +0.350%), 12/20/2048	$ 4,307,944
		TOTAL	12,142,351
		Non-Agency Mortgage-Backed Securities—0.9%
1,868,775		JP Morgan Mortgage Trust 2021-1, Class A11, 0.939% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,756,295
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $116,479,037)	116,743,639
	[1]	ADJUSTABLE RATE MORTGAGES—11.1%
		Federal Home Loan Mortgage Corporation ARM—4.5%
1,545,678		1.669%, 7/1/2034	1,565,706
275,659		1.816%, 7/1/2038	280,225
532,860		1.981%, 5/1/2035	547,396
705,397		2.005%, 7/1/2036	723,346
559,453		2.047%, 12/1/2034	571,717
905,152		2.114%, 10/1/2033	926,161
492,334		2.231%, 4/1/2037	506,243
819,629		2.234%, 7/1/2035	842,791
712,995		2.363%, 11/1/2034	742,171
545,008		2.378%, 4/1/2034	560,458
553,592		2.433%, 8/1/2035	575,776
848,978		2.478%, 2/1/2035	875,088
		TOTAL	8,717,078
		Federal National Mortgage Association ARM—6.6%
604,547		1.509%, 10/1/2034	612,048
122,859		1.565%, 10/1/2037	125,085
224,284		1.735%, 9/1/2033	227,019
85,429		1.815%, 5/1/2035	88,098
541,854		1.827%, 5/1/2039	557,095
286,301		1.829%, 6/1/2034	292,057
361,224		1.875%, 8/1/2034	369,230
123,433		1.887%, 12/1/2034	125,769
158,867		1.896%, 7/1/2035	163,525
40,869		1.923%, 2/1/2036	41,959
1,178,324		1.925%, 8/1/2039	1,210,418
246,001		1.933%, 7/1/2039	254,724
194,662		1.960%, 7/1/2035	200,672
229,413		2.085%, 11/1/2039	236,780
58,415		2.113%, 11/1/2035	60,358
581,686		2.119%, 1/1/2040	600,128
419,656		2.123%, 12/1/2034	431,878
252,509		2.136%, 1/1/2035	257,742
276,268		2.142%, 7/1/2035	285,112
93,487		2.143%, 10/1/2035	97,369
373,161		2.195%, 2/1/2042	384,907
95,928		2.207%, 5/1/2035	98,347
67,714		2.220%, 10/1/2033	70,252
59,613		2.240%, 5/1/2038	60,764
304,089		2.241%, 7/1/2034	316,791
271,756		2.268%, 7/1/2035	281,871
188,687		2.295%, 6/1/2033	194,132
274,293		2.307%, 1/1/2035	284,460

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 197,923		2.310%, 2/1/2036	$ 203,610
163,357		2.340%, 12/1/2033	168,896
1,222,398		2.398%, 7/1/2034	1,269,428
186,045		2.398%, 10/1/2035	193,893
838,249		2.402%, 10/1/2035	870,061
483,455		2.403%, 7/1/2035	500,092
1,369,862		2.549%, 8/1/2035	1,418,981
4,012		2.715%, 7/1/2027	4,045
27,670		2.862%, 4/1/2034	28,265
29,923		3.112%, 5/1/2035	30,872
		TOTAL	12,616,733
		Government National Mortgage Association ARM—0.0%
7,064		1.625%, 7/20/2023	7,035
7,688		1.625%, 9/20/2023	7,655
7,227		1.750%, 11/20/2023	7,191
19,351		1.750%, 10/20/2029	19,391
11,797		1.875%, 5/20/2029	11,909
5,249		2.625%, 2/20/2023	5,238
5,390		2.625%, 3/20/2023	5,379
8,958		2.625%, 1/20/2030	9,058
		TOTAL	72,856
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $21,657,520)	21,406,667
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—8.5%
		Agency Commercial Mortgage-Backed Securities—8.5%
1,624,967		FHLMC REMIC, Series KF115, Class AS, 0.497% (30-DAY AVERAGE SOFR +0.210%), 6/25/2031	1,606,394
4,230,000		FHLMC REMIC, Series KF116, Class AS, 0.497% (30-DAY AVERAGE SOFR +0.210%), 6/25/2028	4,176,414
5,000,000		FHLMC REMIC, Series KF122, Class AS, 0.477% (30-DAY AVERAGE SOFR +0.190%), 9/25/2031	4,957,336
888,126		FNMA REMIC, Series 2020-M5, Class FA, 1.260% (1-month USLIBOR +0.460%), 1/25/2027	887,279
995,165		FHLMC REMIC, Series KF90, Class AS, 0.667%, 9/25/2030	991,882
3,731,892		FHLMC REMIC, Series KF94, Class AL, 1.103% (1-month USLIBOR +0.300%), 11/25/2030	3,703,541
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,458,827)	16,322,846
		U.S. TREASURIES—6.1%
		U.S. Treasury Notes—6.1%
5,000,000	[1]	United States Treasury Floating Rate Notes, 1.091% (91-day T-Bill +0.029%), 6/1/2022	5,006,995
5,000,000		United States Treasury Notes, 0.125%, 10/15/2023	4,853,069
2,000,000		United States Treasury Notes, 1.500%, 2/15/2025	1,936,699
		TOTAL U.S. TREASURIES (IDENTIFIED COST $11,852,571)	11,796,763
		ASSET-BACKED SECURITIES—5.9%
		Auto Receivables—2.2%
1,500,000	[1]	Ford Credit Floorplan Master Owner Trust 2020-1, Class A2, 1.374% (1-month USLIBOR +0.500%), 9/15/2025	1,501,696
2,780,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.955% (1-month USLIBOR +0.950%), 7/25/2025	2,780,895
		TOTAL	4,282,591
		Credit Card—2.2%
2,270,000	[1]	Discover Card Execution Note Trust 2017-A5, Class A5, 1.474% (1-month USLIBOR +0.600%), 12/15/2026	2,282,196
1,150,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 1.234% (1-month USLIBOR +0.360%), 4/15/2025	1,150,777
790,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 1.204% (1-month USLIBOR +0.330%), 8/15/2025	790,922
		TOTAL	4,223,895

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—1.5%
$ 420,997		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	$ 398,237
948,106		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	874,890
980,495		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	931,954
679,198	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.974% (1-month USLIBOR +1.100%), 7/15/2053	682,701
		TOTAL	2,887,782
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $11,544,358)	11,394,268
		MORTGAGE-BACKED SECURITIES—4.4%
		Federal Home Loan Mortgage Corporation—1.6%
355,466		4.000%, 9/1/2047	361,068
748,052		4.000%, 3/1/2052	750,430
2,000,000		4.000%, 6/1/2052	2,002,610
		TOTAL	3,114,108
		Federal National Mortgage Association—2.8%
1,732,812		2.500%, 9/1/2036	1,681,805
164,259		3.000%, 8/1/2023	165,758
1,639,845		3.500%, 6/1/2037	1,652,773
1,057,120		4.000%, 3/1/2048	1,070,805
731,685		4.000%, 12/1/2051	734,983
30,046		5.000%, 1/1/2024	30,491
		TOTAL	5,336,615
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,510,434)	8,450,723
		INVESTMENT COMPANY—6.0%
11,536,965		Federated Hermes Government Obligations Fund, Premier Shares, 0.70%[2] (IDENTIFIED COST $11,536,965)	11,536,965
		TOTAL INVESTMENT IN SECURITIES—102.7% (IDENTIFIED COST $198,039,712)	197,651,871
		OTHER ASSETS AND LIABILITIES - NET—(2.7)%[3]	(5,157,923)
		TOTAL NET ASSETS—100%	$192,493,948
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2021	$3,344,437
Purchases at Cost	$113,540,511
Proceeds from Sales	$(105,347,983)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 5/31/2022	$11,536,965
Shares Held as of 5/31/2022	11,536,965
Dividend Income	$7,744

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$116,743,639	$—	$116,743,639
Adjustable Rate Mortgages	—	21,406,667	—	21,406,667
Commercial Mortgage-Backed Securities	—	16,322,846	—	16,322,846
U.S. Treasury Securities	—	11,796,763	—	11,796,763
Asset-Backed Securities	—	11,394,268	—	11,394,268
Mortgage-Backed Securities	—	8,450,723	—	8,450,723
Investment Company	11,536,965	—	—	11,536,965
TOTAL SECURITIES	$11,536,965	$186,114,906	$—	$197,651,871

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate